Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Accrued Expenses And Other Current Liabilities (Tables) [Abstract]
Accounts Payable And Accrued Liabilities Disclosure Tables [Text Block]
	2015	2014
Accrued salaries, wages and incentive plan compensations	$658.266	$647.627
Unapplied cash and receivable credits	395.817	333.858
Accrued settlement	280.000	-
Accrued self-insurance	225.845	235.284
Accrued operating expenses	142.045	139.652
Accrued interest	121.348	119.886
Lease obligations	105.469	100.712
Withholding tax and VAT	84.918	91.839
Accrued variable payments outstanding for acquisition	52.370	32.984
Derivatives	11.614	53.804
Other	425.445	441.599
Total accrued expenses and other current liabilities	$2.503.137	$2.197.245